Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income

For the years ended December 31	2013	2012

Foreign Currency Translation Adjustment
Balance, Beginning of Year	$739	$658
Change in Foreign Currency Translation Adjustment	(46)	81
Balance, End of Year	$693	$739

Pension and Other Post-Employment Benefit Plans
Balance, Beginning of Year	$(69)	$(82)
Net Actuarial Gains and (Losses) and Plan Amendment (See Note 19)	65	3
Income Taxes	(17)	(1)
Reclassification of Net Actuarial (Gains) and Losses to Net Earnings (See Note 19)	11	15
Income Taxes	(3)	(4)
Settlement and Curtailment in Defined Benefit Plan Expense (See Note 19)	6	-
Income Taxes	(2)	-
Balance, End of Year	$(9)	$(69)
Total Accumulated Other Comprehensive Income	$684	$670